Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Contingent Liabilities [Abstract]
Contingent Liabilities

16. Contingent Liabilities

Legal Proceedings

Various claims, lawsuits and proceedings are pending or threatened against the Company or its subsidiaries, covering a range of matters that arise in the ordinary course of its business activities with respect to commercial, product liability and other matters.

Litigation is subject to many uncertainties, and the outcome of any litigation cannot be assured. After discussions with counsel, and with the exception of the antitrust investigations described below, it is the opinion of management that the various lawsuits to which the Company currently is a party will not have a material adverse impact on the consolidated financial position of Autoliv, but the Company cannot provide assurance that Autoliv will not experience material litigation, product liability or other losses in the future.

In 2009, Autoliv initiated a closure of its Normandy Precision Components (NPC) plant located in France. Most of the former NPC-employees have filed claims in French courts claiming damages in an aggregate amount of €11 million (approximately $14 million) and/or other remedies. While we intend to vigorously defend against this action, the outcome is unpredictable and any reserves may not be sufficient to cover any associated expense.

On April 19, 2010, SEVA Technologies SA ("SEVA") initiated actions against several employees and wholly-owned subsidiaries of Autoliv, Inc. In the actions, SEVA alleges that the defendants misappropriated confidential information disclosed under a non-disclosure agreement and used such information to obtain a patent. SEVA has indicated that it may seek damages of €22 million (approximately $28 million). Autoliv has rejected the claims and has made no provisions for any expenses relating thereto but continues to evaluate the matter as SEVA amends or modifies its allegations.

As previously reported, Autoliv ASP Inc., a Company subsidiary, received a grand jury subpoena from the Antitrust Division of the United States Department of Justice ("DOJ") on February 8, 2011. The subpoena requested documents and information as part of a long-running investigation into possible anti-competitive behavior among certain suppliers to the automotive vehicle industry, including Autoliv. On June 7-9, 2011, representatives of the European Commission ("EC"), the European antitrust authority, visited two facilities of Autoliv BV & Co KG, a Company subsidiary in Germany, to gather information for a similar inquiry.

The DOJ and EC investigations are still ongoing. It is the Company's policy to cooperate with governmental investigations. As previously disclosed, it is probable that, for the reporting periods in which the related liabilities become estimable or the investigations are resolved, the Company's operating results and cash flows will be materially adversely impacted. However, given the ongoing nature of the investigations and the uncertainties associated with them, the Company is not yet able to predict or estimate the duration of the investigations, what their future scope may be, what, if any, conduct each regulatory authority may pursue, what each regulatory authority may conclude, or what sanctions each regulatory authority will seek. As a result, the Company remains unable to estimate the impact these investigations will have or predict the reporting periods in which such impacts may be recorded. Accordingly, it is not possible for the Company to determine a range of any loss given these uncertainties. Consequently, the Company has not recorded a provision for loss as of December 31, 2011.

Product Warranty, Recalls and Intellectual Property

Autoliv is exposed to various claims for damages and compensation if products fail to perform as expected. Such claims can be made, and result in costs and other losses to the Company, even where the product is eventually found to have functioned properly. If a product (actually or allegedly) fails to perform as expected the Company faces warranty and recall claims. If such (actual or alleged) failure results in bodily injury and/or property damage, the Company may also face product-liability claims. There can be no assurance that the Company will not experience material warranty, recall or product (or other) liability claims or losses in the future, or that the Company will not incur significant costs to defend against such claims. The Company may be required to participate in a recall involving its products. Each vehicle manufacturer has its own practices regarding product recalls and other product liability actions relating to its suppliers. As suppliers become more integrally involved in the vehicle design process and assume more of the vehicle assembly functions, vehicle manufacturers are increasingly looking to their suppliers for contribution when faced with recalls and product liability claims. A warranty, recall or product-liability claim brought against the Company in excess of its insurance may have a material adverse effect on the Company's business. Vehicle manufacturers are also increasingly requiring their outside suppliers to guarantee or warrant their products and bear the costs of repair and replacement of such products under new vehicle warranties. A vehicle manufacturer may attempt to hold the Company responsible for some, or all, of the repair or replacement costs of defective products under new vehicle warranties, when the product supplied did not perform as represented. Accordingly, the future costs of warranty claims by customers may be material. However, the Company believes its established reserves are adequate to cover potential warranty settlements. Autoliv's warranty reserves are based upon the Company's best estimates of amounts necessary to settle future and existing claims. The Company regularly evaluates the appropriateness of these reserves, and adjusts them when appropriate. However, the final amounts determined to be due related to these matters could differ materially from the Company's recorded estimates.

In addition, the global platforms and procedures used by vehicle manufacturers have led to quality performance evaluations being conducted on an increasingly global basis. Any one or more quality, warranty or other recall issue(s) (including those affecting few units and/or having a small financial impact) may cause a vehicle manufacturer to implement measures such as a temporary or prolonged suspensions of new orders, which may have a material impact on the Company's results of operations.

The Company believes that it is currently reasonably insured against significant warranty, recall and product liability risks, at levels sufficient to cover potential claims that are reasonably likely to arise in our businesses. Autoliv cannot be assured that the level of coverage will be sufficient to cover every possible claim that can arise in our businesses, now or in the future, or that such coverage always will be available on our current market terms should we, now or in the future, wish to extend or increase insurance.

In its products, the Company utilizes technologies which may be subject to intellectual property rights of third parties. While the Company seeks to identify the intellectual property rights of relevance to its products, and, where relevant, tries to procure the necessary rights to utilize such intellectual property rights, we may fail to do so. When this happens, the Company may be exposed to material claims from the owners of such rights. If the Company has sold products which infringe upon such rights, our customers may be entitled to be indemnified by us for the claims they suffer as a result thereof. Such claims could be material.